H&N ACQUISITION 10Q (Tables)	3 Months Ended
Mar. 31, 2014
H&N ACQUISITION [Abstract]
Schedule of aggregate purchase price allocation
In the first quarter of 2014, we incurred $0.3 million of acquisition-related costs which are included in selling, general and administrative expenses in the consolidated statements of operations.  The following table summarizes the preliminary aggregate purchase price allocation, the consideration transferred to acquire H&N, as well as the amounts of identified assets acquired and liabilities assumed based on the estimated fair value as of the January 2, 2014, acquisition date (in thousands).

Cash	$1,800
Cash holdback for contingencies	200
Convertible notes payable	2,785
Total fair value of consideration transferred	4,785

Financial assets, including acquired cash of $1,075	1,311
Inventories	1,191
Property	963
Identified intangible asset estimate	3,848
Deferred income taxes, net	(1,448)
Financial liabilities	(1,755)
Net recognized amounts of identifiable assets acquired	4,110
Goodwill - USA segment	$675